Expenditure Commitments	12 Months Ended
Jun. 30, 2019
Disclosure Of Expenditure Commitments [Abstract]
EXPENDITURE COMMITMENTS

14.	EXPENDITURE COMMITMENTS

The Company has non-cancelable operating leases contracted for but not capitalized in the financial statements. The Company has commitments under these contracts within one year of A$94,726 and greater than one year but less than three years of A$17,085. The property lease comprises of two a non-cancellable leases with an 36 and 24 months term, respectively, and with rent payable monthly in advance. These leases commenced on September 18, 2017 and November 1, 2017, respectively and expired on September 17, 2020 and October 31, 2019, respectively.

The majority of our contracts for research and development programs have a termination notice period of 30 days. As of June 30, 2019, we had research and development termination commitments approximating A$2.3 million. No liability has been recognized within our financial statements for this period. In addition, we have the ability to scale down our operations and prioritize our research and development programs to reduce expenditures.

Details in relation to commitments under employee service agreements with Directors and Key Management Personnel are outlined in Note 18.